Accounts Payable and Accrued Expenses:	6 Months Ended	12 Months Ended
	Jan. 31, 2013	Jul. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 5 – Accounts Payable and Accrued Expenses:

Accounts payable and accrued expenses consist of the following:

	January 31, 2013	July 31, 2012
Accounts Payable & Accruals – General and Administrative	$3,716,106	$3,556,160
Accounts Payable & Accruals – Research and Development	3,055,890	2,691,192
Accounts Payable & Accruals – Selling and Marketing	315,846	290,534
Accrued Make-whole Payments on Convertible Preferred Stock (see Note 10)	202,500	402,300
Executive Compensation and Directors’ Fees Payable	376,919	75,466
Total	$7,667,261	$7,015,652

Note 7 - Accounts Payable and Accrued Expenses:

Accounts payable and accrued expenses consist of the following:

	July 31,
	2012	2011

Accounts Payable & Accruals – General and Administrative	$3,556,160	$4,805,091
Accounts Payable & Accruals – Research and Development	2,691,192	2,151,333
Accounts Payable & Accruals – Selling and Marketing	290,534	434,265
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 11)	402,300	347,490
Executive Compensation and Directors’ Fees Payable	75,466	—
Total	$7,015,652	$7,738,179